FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Short-Term Investments—93.6%
Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	13,069,617	$13,070
Total Money Market Mutual Fund (Identified Cost $13,070)		13,070

	Par Value
U.S. Government Securities—86.8%
U.S. Treasury Bills
0.000%, 1/7/21	$31,000	31,000
0.000%, 1/21/21	31,000	30,999
0.000%, 2/25/21	31,000	30,997
0.000%, 4/22/21	24,000	23,994
0.000%, 5/20/21	25,000	24,992
	Par Value	Value
0.000%, 6/24/21	$24,500	$24,491
Total U.S. Government Securities (Identified Cost $166,465)		166,473

Total Short-Term Investments (Identified Cost $179,535)		179,543

TOTAL INVESTMENTS—93.6% (Identified Cost $179,535)		$179,543
Other assets and liabilities, net—6.4%		12,268
NET ASSETS—100.0%		$191,811

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-Traded Futures contracts as of December 31, 2020 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
CAC 40 Index Future	January 2021	22	$1,489	$—	$(5)
FTSE Taiwan Index Future	January 2021	79	4,031	62	—
Hang Seng Index Future	January 2021	16	2,809	70	—
Crude Oil Future	February 2021	92	4,464	79	—
Gasoline RBOB Future	February 2021	69	4,086	77	—
Gold Future	February 2021	(11)	(2,085)	—	(17)
Low Sulphur Gasoil Future	February 2021	143	6,049	—	(78)
Natural Gas Future	February 2021	(93)	(2,361)	59	—
NY Harbor ULSD Future	February 2021	24	1,496	21	—
10 Year Euro-Bund Future	March 2021	272	59,028	—	(197)
10 Year Japanese Bond Future	March 2021	6	8,828	—	(12)
10 Year U.K. Gilt Future	March 2021	94	17,423	167	—
10 Year U.S. Treasury Note Future	March 2021	355	49,018	65	—
30 Year U.S. Treasury Bond Future	March 2021	142	24,593	—	(60)
5 Year U.S. Treasury Note Future	March 2021	820	103,455	143	—
5,000-oz. Silver Future	March 2021	4	528	6	—
ASX SPI 200TM Future	March 2021	10	1,260	—	(7)
Brent Crude Future	March 2021	24	1,243	15	—
British Pound Future	March 2021	15	1,280	2	—
Copper Future	March 2021	2	176	5	—
DAX Index Future	March 2021	3	1,259	16	—
Dow Jones Index E-Mini Future	March 2021	34	5,184	94	—
Euro Currency Future	March 2021	12	1,837	—	(3)
Euro Stoxx 50 Future	March 2021	112	4,857	21	—
Euro-Bobl Future	March 2021	126	20,808	—	(75)
Euro-Schatz Future	March 2021	238	32,644	—	(44)
FTSE 100 Index Future	March 2021	13	1,141	—	(21)
Japanese Yen Future	March 2021	(47)	(5,692)	—	(22)
Nasdaq 100 E-Mini Future	March 2021	32	8,247	325	—
Nikkei 225 Stock Average Future	March 2021	3	797	32	—
Russell 2000 E-Mini Future	March 2021	24	2,370	74	—
S&P 500 E-Mini Future	March 2021	81	15,183	383	—
S&P MidCap 400 E-Mini Future	March 2021	2	461	14	—
S&P/TSX 60 Index Future	March 2021	7	1,132	—	(1)
Swiss Franc Future	March 2021	21	2,972	5	—
TOPIX Index Future	March 2021	13	2,272	67	—
See Notes to Schedule of Investments

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
Exchange-Traded Futures contracts as of December 31, 2020 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
3-Month EURIBOR Future	June 2021	20	$6,142	$—	$(1)
90-Day Eurodollar Future	June 2021	849	211,900	29	—
90-Day Sterling Future	June 2021	691	118,141	29	—
3-Month EURIBOR Future	September 2021	212	65,103	—	(16)
90-Day Eurodollar Future	September 2021	655	163,472	29	—
90-Day Sterling Future	September 2021	609	104,153	11	—
3-Month EURIBOR Future	December 2021	193	59,272	—	(15)
90-Day Eurodollar Future	December 2021	752	187,605	18	—
90-Day Sterling Future	December 2021	623	106,563	24	—
3-Month EURIBOR Future	March 2022	181	55,584	—	(17)
90-Day Eurodollar Future	March 2022	247	61,639	8	—
90-Day Sterling Future	March 2022	262	44,786	17	—
3-Month EURIBOR Future	June 2022	189	58,038	—	(17)
90-Day Eurodollar Future	June 2022	287	71,614	5	—
90-Day Sterling Future	June 2022	134	22,903	8	—
3-Month EURIBOR Future	September 2022	159	48,823	—	(16)
90-Day Eurodollar Future	September 2022	324	80,834	24	—
90-Day Sterling Future	September 2022	254	43,409	17	—
3-Month EURIBOR Future	December 2022	152	46,669	—	(19)
90-Day Eurodollar Future	December 2022	339	84,534	20	—
90-Day Sterling Future	December 2022	202	34,519	16	—
Total				$2,057	$(643)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$166,473	$—	$166,473
Money Market Mutual Fund	13,070	13,070	—
Other Financial Instruments:
Futures Contracts	2,057	2,057	—
Total Assets	181,600	15,127	166,473
Liabilities:
Other Financial Instruments:
Futures Contracts	(643)	(643)	—
Total Liabilities	(643)	(643)	—
Total Investments	$180,957	$14,484	$166,473
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

FORT TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3